Fair value re-measurement of share subscription agreement and warrants granted to Gilead - Financial assets (Details) - EUR (€) € in Thousands				2 Months Ended		12 Months Ended
	Nov. 06, 2019	Nov. 06, 2019	Aug. 23, 2019	Dec. 31, 2019	Aug. 31, 2019	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2021	Jan. 01, 2020	Oct. 22, 2019	Jul. 14, 2019
Disclosure of fair value measurement of assets [line items]
Upfront payments							€ 12,643		€ 160,000
Share subscription increase										€ 960,087
Total financial assets				€ 5,834,526		€ 4,797,436	4,797,436	€ 5,357,438	5,357,438	5,834,526
Financial liabilities				148,331		111,582	111,582	167,505	167,505	148,331
Change in fair value related to the share subscription agreement and warrants with/granted to Gilead							2,960		3,034	(181,644)
Derivative financial instrument | Gilead [member] | Level 3
Disclosure of fair value measurement of assets [line items]
Total financial assets				0						0				€ 85,601
Financial liabilities			€ 56,749
Change in fair value related to the share subscription agreement and warrants with/granted to Gilead					€ (142,350)
Derecognition of the financial asset through the share premium account related to the share subscription agreement with Gilead			€ 56,749
Fair value re-measurement of the share subscription agreement
Disclosure of fair value measurement of assets [line items]
Change in fair value related to the share subscription agreement and warrants with/granted to Gilead										(142,350)
Fair value re-measurement of the financial instrument related to the issuance of warrant A
Disclosure of fair value measurement of assets [line items]
Change in fair value related to the share subscription agreement and warrants with/granted to Gilead										(35,642)
Fair value re-measurement of the financial instrument related to the issuance of warrant A | Gilead [member] | Warrant A [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities				0						0			€ 43,311
Change in fair value related to the share subscription agreement and warrants with/granted to Gilead		€ (35,642)
Derecognition of the financial asset through the share premium account related to the share subscription agreement with Gilead	€ 78,953
Fair value re-measurement of the financial instrument related to the issuance of initial warrant B
Disclosure of fair value measurement of assets [line items]
Change in fair value related to the share subscription agreement and warrants with/granted to Gilead							2,960		3,034	(3,653)
Fair value re-measurement of the financial instrument related to the issuance of initial warrant B | Gilead [member] | Warrant B
Disclosure of fair value measurement of assets [line items]
Financial liabilities				6,198		204	€ 204	3,164	€ 3,164	€ 6,198	€ 3,164	€ 6,198	€ (2,545)
Change in fair value related to the share subscription agreement and warrants with/granted to Gilead				€ (3,653)		€ 2,960		€ 3,034